Stock-Based Compensation	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 7 – STOCK-BASED COMPENSATION

During the six months ended June 30, 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred stock-based compensation of $1,372,435 for the value of the shares in excess of the purchase price paid by the advisors. The stock-based compensation will be expensed over the service period. For the six months ended June 30, 2021, $36,473 has been amortized in the Statement of Operations, and $1,335,962 is presented as deferred compensation on the balance sheet at June 30, 2021, of which $662,464 is expected to be expensed in the next twelve months.